Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
U.S. Diversified Real Estate ETF
Shareholder Report [Line Items]
Fund Name	U.S. Diversified Real Estate ETF
Class Name	U.S. Diversified Real Estate ETF
Trading Symbol	PPTY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2024 to August 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	videntam.com/etf/us-diversified-real-estate-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Diversified Real Estate ETF	$29	0.53%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
Updated Performance Information Location [Text Block]	Visit videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
Net Assets	$ 139,730,541
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$139,730,541
Number of Holdings	94
Portfolio Turnover	12%
30-Day SEC Yield	3.19%
30-Day SEC Yield Unsubsidized	3.19%

Holdings [Text Block]

Top 10 Issuers	(%)
Equinix, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Prologis, Inc.	4.0%
Alexandria Real Estate Equities, Inc.	3.8%
Four Corners Property Trust, Inc.	3.4%
Digital Realty Trust, Inc.	3.4%
Equity Residential	3.0%
Simon Property Group, Inc.	2.7%
Easterly Government Properties, Inc.	2.6%
Welltower, Inc.	2.4%

Updated Prospectus Web Address	videntam.com/etf/us-diversified-real-estate-etf/.